SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

14. SUBSEQUENT EVENTS

Accredited Investor Note

On August 2, 2012, we issued a one year convertible promissory note to an accredited investor in the principal amount of $66,667 . for a purchase price of $50,000. The Note was issued with an original issue discount of 25%. The investor paid $0.75 for each $1.00 of principal amount of the Note purchased. The Note is convertible into shares of our common stock, at a per share conversion price equal to $0.15, with a reset provision on December 1, 2012. We may redeem or exchange the Note under certain circumstances.

August 2012 Note- JMJ Financial

On August 27, 2012, we issued a convertible promissory note in the aggregate principal amount of $100,000 to JMJ Financial, for an aggregate purchase price of $100,000. There are no periodic payments of interest on the August 2012 Note. The August 2012 Note is initially convertible at a per share conversion price equal to $0.15. In addition, if the August 2012 Note is converted after November 30, 2012 and the market price of our common stock is less than $0.16 per share on the date of conversion, then the conversion price shall equal 95% of the average of the three lowest closing prices in the 15 trading days prior to the date of the conversion. The August 2012 Note matures on August 29, 2013. To the extent JMJ Financial does not elect to convert the August 2012 Note as described above, the principal amount of the August 2012 Note not so converted on or prior to the maturity date shall be payable in cash on the maturity date.

The August 2012 Note may be converted by JMJ Financial, at its option, in whole or in part. The August 2012 Note includes a limitation on conversion, which provides that at no time will JMJ Financial be entitled to convert any portion of the August 2012 Note, to the extent that after such conversion, JMJ Financial (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.

Pursuant to the terms of the August 2012 Note, we agreed to register up to 3,250,000 shares of our common stock which may be issuable upon conversion of the August 2012 Note with the Securities and Exchange Commission.. These shares were registered on August 31, 2012.

JMJ August 2012 Settlement Agreement

On August 27, 2012, we entered into a settlement agreement with JMJ Financial pursuant to which we issued to JMJ Financial 4,076,923 shares of our common stock for the mutual release of any claims held by our company or JMJ Financial relating to our failure to file the registration statement related to the May 2012 issuance of 4,000,000 shares of our common stock to JMJ Financial and have the registration statement declared effective by certain prescribed deadlines. A registration statement filed with the Securities and Exchange Commission on August 31, 2012 included the above mentioned shares.

Additional Convertible Promissory Notes

During September, 2012 we issued two convertible promissory notes in the principal amounts of $100,000 and $132,500 to two accredited investors The notes bear interest at the rate of 8 and 12% respectively and there are re are no periodic payments of interest on the notes. The notes are convertible at a per share conversion price equal to between 69% and 65% respectively of the market price of our shares in a formula prescribed in the notes.. The notes mature in 9.and 8 months respectively .

Amendment to Certificate of Incorporation

On August 16, 2012, we filed a certificate of amendment to our amended and restated certificate of incorporation with the Delaware Secretary of State to increase the total number of authorized shares of capital stock available for issuance from 505,000,000, consisting of 500,000,000 shares of our common stock and 5,000,000 shares of “blank check” preferred stock, to 1,005,000,000, consisting of 1,000,000,000 shares of our common stock and 5,000,000 shares of “blank check” preferred stock. The certificate of amendment became effective upon filing.

13. SUBSEQUENT EVENTS

December 2011 Note Financing

On December 29, 2011, we entered into a Note Purchase Agreement, which we refer to as the December 2011 purchase agreement, with certain accredited investors, whereby the investors acquired approximately $1.2 million of our convertible promissory notes, which we refer to as the Notes, for an aggregate purchase price of approximately $1.0 million in a private placement, which we refer to as the December 2011 offering. The Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of Notes purchased at the closing of the December 2011 offering. The Notes are convertible into shares of our common stock, at a per share conversion price equal to $0.15. Additionally, each investor received a warrant, which we refer to as the Warrants, to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the Note at an exercise price of $0.15 per share.

The Notes mature on January 9, 2013. We may redeem the Notes under certain circumstances. The Warrants are exercisable at any time on or before January 9, 2015. The Warrants may be exercised on a cashless basis under certain circumstances.

To the extent an investor does not elect to convert its Notes as described above, the principal amount of the Notes not so converted on or prior to the maturity date shall be payable in cash on the maturity date.

The Notes may be converted by the investors, at the option of such investor, in whole or in part.  However, except as otherwise provided in the Notes, only 85% of the initial principal amount of each Note is convertible prior to maturity.  The Notes and Warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the Notes or exercise any of the Warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.

In connection with the December 2011 offering, we intend to enter into a Registration Rights Agreement with the investors.  Pursuant to such agreement, we agree with the investors to provide certain rights to register under the Securities Act of 1933, as amended, the shares of our common stock issuable upon any conversion of the Notes and the exercise of the Warrants, and agree to file a registration statement within 45 days of the closing of the December 2011 offering to register the offering of the shares of our common stock issuable upon conversion of the Notes and the exercise of the Warrants.

Rodman & Renshaw, LLC, which we refer to as Rodman, a subsidiary of Rodman & Renshaw Capital Group, Inc. (NASDAQ:RODM) acted as the exclusive placement agent in connection with the December 2011 offering and received compensation of a cash placement fee equal to 7% of the aggregate purchase price paid by investors in the December 2011 offering (approximately $73,000) and Warrants to purchase 575,098 shares of our common stock (approximately 7% of the shares of our common stock issuable upon conversion of the Notes), which warrants are exercisable at $0.15 per share and shall expire on January 9, 2015.

Junior Subordinated Convertible Promissory Notes

During November and December 2011, the Company converted approximately $169,000 in principal into 1,126,667 shares of the Company’s common stock at an conversion price of $0.15, in full satisfaction of these junior subordinated convertible promissory notes.

In addition, the Company paid approximately $53,000 in principal on an outstanding junior subordinated convertible promissory note.  In exchange for extending the remaining principal on this note, of approximately $300,000, for an additional nine months, the Company agreed to issue this investor approximately 2.3 million additional warrants at an exercise price of $0.15 as well as pay additional interest in the amount of approximately $53,000.

May 2011 Notes

During November and December 2011, the Company converted approximately $1.7m in principal into 11,313,727 shares of the Company’s common stock at an conversion price of $0.15.

October 2011 Notes

During December 2011 and January 2012, the Company converted $1.28 million in principal into 8,183,333 shares of the Company’s common stock at an conversion price of $0.15.

University of Pennsylvania

On December 12, 2011, we entered into a third amendment to the Penn license agreement pursuant to which we acquired an exclusive worldwide license agreement for additional patent applications from the laboratory of Dr. Yvonne Paterson.  One application pertains to the antigen ISG15 from Penn for use in our Lm -LLO based immunotherapies for the treatment of cancer and other diseases.  This intellectual property resulted from work performed in the laboratory of Dr. Yvonne Paterson that demonstrated ISG15 was an effective immunological target for the treatment of a number of different cancers in animal models, including ovarian, colon, breast and other cancers.  SG-15 expression is elevated in “triple negative” breast cancer, a disease in which HER2, estrogen and progesterone receptors are lacking, and thus has no defined therapeutic immune target at the moment.  An Lm-LLO vaccine that targets ISG-15 may prove to be an effective agent in an area where there is a significant unmet medical need.  As part of this amendment, we exercised our option for the rights to two additional patent dockets at an option exercise fee payable in the form of $20,000 in cash.